April 13, 1998
Dear Fellow Shareholders:


     I am pleased to present the semiannual report for Heritage Capital Appreciation Trust ("the Fund") for the six month period ended February 28, 1998. During this period, the Class A shares and Class C shares of your Fund returned +29.03% and +28.72%, respectively.* For the same period, the Standard & Poor's 500 Composite Stock Price Index ("S & P 500") gained only 17.63%, and the Standard & Poor's 400 Mid Cap Index returned just +13.27%. Your Fund introduced Class B shares at the beginning of 1998. For the first two months of 1998, the Class B shares had a total return of +9.61%, again higher than the market indexes.


     We have discussed in previous letters how patience can be a virtue when investing in the stock market. In managing the portfolio of your fund, Herb Ehlers and his team of analysts at the Liberty Division of Goldman Sachs Asset Management invest in stocks as if they are buying the entire business. Often the business may perform well without the stock market recognizing the value in the short term. However, the value of the business and the market price for shares of stock of the business cannot permanently decouple. Thus, a portion of your Fund's portfolio is often made up of stocks we have owned for many years. As long as we believe the value of the business is not reflected in the stock price, we tend to hold these stocks. Recently, many of the stocks we own have performed very well as the market has begun to recognize the value of the businesses we own. This obviously is reflected in the recent performance of your Fund. The table below shows the return for the Class A shares of your Fund for the one, five and ten year periods ended February 28, 1998.


                             AVERAGE            CUMULATIVE
                          ANNUAL RETURN(1)     TOTAL RETURN(1)
                          ----------------     --------------
       ONE YEAR ..........    +42.97%            + 42.97%
       FIVE YEAR .........    +19.94%            +148.31%
       TEN YEAR ..........    +15.29%            +315.38%


     We are pleased that many of you have been shareholders of the Fund for many years and have enjoyed the rewards of your long term commitment for investing in equities.


     In the letter that follows, Herb Ehlers shares his thoughts on your Fund's recent performance as well as his view of the current market environment. I hope you find his comments helpful in understanding how your Fund's portfolio is managed.


     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Capital Appreciation Trust. If there are ever ways in which you believe we could better serve you, please call us at 800-709-3863.


                                        Sincerely,


                                        /s/ STEPHEN G. HILL
                                        Stephen G. Hill
                                        President
----------------

* These return are calculated without the imposition of either front- or back-end sales charges.
(1) Performance figures shown pertain only to Class A shares of the Fund. The Fund offers other share classes, which are subject to different fees and expenses which will affect their performance. Please see the prospectus for more information.

    Cumulative total returns show the percent change in value of an investment and average annual total returns represent the average annual increase in value of an investment over the indicated periods, ended February 28, 1998. All calculations have been restated to reflect the current maximum 4.75% initial sales charge and assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

                                                                 March 31, 1998
Dear Fellow Shareholders:

     In the six months ended February 28, 1998, Heritage Capital Appreciation Trust ("HCAT") turned in superior performance, gaining 29.03%* (Class A Shares) and 28.72%* (Class C Shares) vs. 17.63% for the S&P 500 Index and 13.27% for the S&P Mid-Cap Index. This brought trailing twelve month results to 50.10%* (Class A Shares) and 49.32%* (Class C Shares). For the one year period ended March 31, 1998, HCAT placed in the top four percent of all funds in the Lipper Capital Appreciation universe.1

     We are especially pleased with this performance in view of the continuing trend, noted in previous letters, wherein portfolio managers are putting the majority of their assets in the very largest companies in the S&P 500, creating a divergence between the performance of these companies and those in the remainder of the Index. As you may know, HCAT is positioned to be closer in average market capitalization to the S&P Mid-Cap Index, which led us to begin including its performance in our letters to you over the past year. As we stated in our last letter, we normally expect HCAT's results to fall somewhere between these two indices, particularly when there is a significant difference between their respective performances. However, we are happy to report that, as you can see above, we beat them both in the past six months. Furthermore, the portion of HCAT's assets invested in the largest S&P 500 companies generated results well in excess of that group of companies as a whole, indicative of superior stock selection. In summary, it was an excellent six months in every respect.

     We generally try to report to you on the factors, industry sectors and/or individual stocks that were instrumental in generating our performance results, and it would be tempting (and essentially true) to simply say that almost everything contributed in the most recent six months. However, we would like to call special attention to four major sectors which comprise almost 60% of total net assets and which, in combination, were responsible for more than 80% of the outperformance. They are Drugs (15% of net assets, up 52%); Broadcasting/Entertainment (13% of net assets, up 46%); Financials (17% of net assets, up 43%); and Publishing (12% of net assets, up 34%). It would not be fair to single out names for special mention, because of the 22 individual stocks owned in these four sectors, 21 outperformed the S&P 500, and 20 of the 22 gained at least 27%. On second thought, perhaps it would be appropriate to just say that almost everything contributed.

     As usual, however, there were a few disappointments, although only two current holdings declined on an absolute basis -- First Data Corporation (down 17%) and Libbey, Inc. (down 4%). Both suffered temporary setbacks which caused earnings to be below estimates, but we believe that they are now back on track. Overall, we are quite comfortable with the portfolio as it is currently constructed, and believe it will continue to generate excellent performance.

     But -- it is fair to ask -- after the huge bull market gains of the last few years, how much performance can we reasonably expect going forward, particularly in the near term? Of course we do not try to predict the direction of the overall stock market, but a few observations may be relevant.

     First, inflation is virtually nonexistent, currently running at well under a 2% annual rate. Secondly, interest rates are low and holding steady, with the 30-year U.S. Treasury yielding under 6% and shorter maturities somewhat lower than that. Furthermore, the "real" interest rate (bond yield minus inflation) is still historically high, indicating that there is room for rates to drop even further. Historically, the combination of low inflation and low interest rates has been good for equities and has supported high ----------------
* These returns are calculated without the imposition of either front- or back-end sales charges.
1 Lipper Analytical Services Inc. performance rankings for Heritage Capital
  Appreciation Trust Class A Shares were 8 out of 232, 13 out of 86 and 25 out of 55 Capital Appreciation Funds, for the 1, 5, and 10 year periods ended March 31, 1998, respectively. The performance numbers used for all Funds did not take into account any front- or back-end sales charges. Past performance is no guarantee of future results.

price/earnings ratios, so the fact that the S&P 500 is currently priced at over 22 times estimated 1998 earnings is not necessarily a cause for concern.

     The economy continues to grow at a moderate rate, and this, along with the factors noted above, has been instrumental in leading Alan Greenspan, Chairman of the Federal Reserve Board, to temper his "irrational exuberance" warning of 15 months ago and to state (or at least imply, because Mr. Greenspan seldom makes definitive statements) that maybe stocks aren't overvalued after all.

     Finally, demographics continue to favor an increasing flow of funds into the stock market. The "graying of America", which over the next decade will lead to a 40% increase in the 55-64 year old age group, the population sector most concerned with providing for retirement, is a powerful catalyst for investing in equities. Therefore, when all factors are considered, it is hard to make an argument for a meaningful market decline in the near to intermediate future.

     New names added to the portfolio recently include Aetna, Inc., American Home Products Corporation, HBO & Company, State Street Corporation and Warner-Lambert Company. As this list indicates, we still believe that health care is an industry that will continue to outperform market averages.

     Thank you for your continued support and confidence. We assure you that we will continue to work to the best of our abilities to retain your confidence and trust, and to produce superior results for your long-term benefit.

                                        Sincerely,


                                        /s/ HERBERT E, EGKERS
                                        Herbert E. Ehlers

                                        Managing Director
                                        Goldman Sachs & Company

                                        Chief Investment Officer
                                        Liberty Investment Management
                                        a division of Goldman Sachs Asset
                                        Management

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                              INVESTMENT PORTFOLIO
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
-------------------------------------------------------------   -------------

COMMON STOCK--96.5% (a)
-----------------------
BANKING--5.0%
-------------
      90,000 MBNA Corporation ...............................    $ 3,223,125
      35,400 State Street Corporation .......................      2,188,163
                                                                 -----------
                                                                   5,411,288
                                                                 -----------
BROADCASTING--10.3%
-------------------
       80,000 Jacor Communications, Inc.* ...................      4,630,000
      166,500 Liberty Media Group, Class "A"* ...............      4,568,344
       69,982 Tele-Communications, Inc., Class "A"* .........      2,033,851
                                                                 -----------
                                                                  11,232,195
                                                                 -----------
CONGLOMERATES/DIVERSIFIED--1.5%
--------------------------------
       16,100 Ralston-Purina Group ..........................      1,633,143
                                                                 -----------
COSMETICS/TOILETRIES--5.0%
-------------------------
       26,600 Avon Products, Inc. ...........................      1,873,638
       32,800 Gillette Company ..............................      3,538,300
                                                                 -----------
                                                                   5,411,938
                                                                 -----------
DATA PROCESSING--0.6%
---------------------
       12,700 HBO & Company .................................        687,388
                                                                 -----------
ENTERTAINMENT--2.7%
-------------------
       43,600 Time Warner, Inc. .............................      2,943,000
                                                                 -----------
FINANCE--8.9%
-------------------
       43,400 AMBAC Financial Group, Inc. ...................      2,311,050
       53,000 Fannie Mae ....................................      3,382,062
       86,700 Freddie Mac ...................................      4,096,575
                                                                 -----------
                                                                   9,789,687
                                                                 -----------
FOOD--1.8%
----------
       26,400 Wm. Wrigley Jr. Company .......................      2,016,300
                                                                 -----------
GLASS/PRODUCTS--1.8%
--------------------
       53,200 Libbey, Inc. ..................................      1,961,750
                                                                 -----------
HOTELS/MOTELS/INNS--3.9%
------------------------
       55,700 Marriott International, Inc. ..................      4,219,275
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                              INVESTMENT PORTFOLIO
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                  MARKET
SHARES                                                            VALUE
------                                                        -------------

INSURANCE--4.2%
---------------
       10,000 Aetna, Inc. .................................    $   873,750
       59,900 Nationwide Financial Services, Inc. .........      2,635,600
       24,000 SunAmerica, Inc. ............................      1,087,500
                                                               -----------
                                                                 4,596,850
                                                               -----------
LEISURE/AMUSEMENT--2.7%
-----------------------
       36,900 Hasbro, Inc. ................................      1,339,931
       14,000 The Walt Disney Company .....................      1,567,125
                                                               -----------
                                                                 2,907,056
                                                               -----------
MEDICAL EQUIPMENT/SUPPLY--0.8%
------------------------------
       11,700 Johnson & Johnson ...........................        883,350
                                                               -----------
PHARMACEUTICAL--14.5%
---------------------
       19,400 American Home Products Corporation ..........      1,818,750
       30,600 Bristol-Myers Squibb Company ................      3,065,737
       42,800 Pfizer, Inc. ................................      3,787,800
       47,000 Schering-Plough Corporation .................      3,574,938
       24,700 Warner-Lambert Company ......................      3,612,375
                                                               -----------
                                                                15,859,600
                                                               -----------
PUBLISHING--12.4%
-----------------
       25,800 A.H. Belo Corporation, Class "A" ............      1,412,550
       37,900 Gannett Company .............................      2,446,919
       54,000 New York Times Company, Class "A" ...........      3,533,625
       52,000 Tribune Company .............................      3,357,250
       73,800 Valassis Communications, Inc.* ..............      2,813,625
                                                               -----------
                                                                13,563,969
                                                               -----------
REAL ESTATE INVESTMENT TRUST--1.7%
---------------------------------
       45,000 Manufactured Home Communities, Inc. .........        158,750
       22,500 The Rouse Company ...........................        748,125
                                                               -----------
                                                                 1,906,875
                                                               -----------
RETAIL STORES--5.9%
-------------------
       25,221 CVS Corporation .............................      1,867,930
       24,200 Rite Aid Corporation ........................        783,475
       44,800 Tandy Corporation ...........................      1,993,600
       50,000 Walgreen Company ............................      1,834,375
                                                               -----------
                                                                 6,479,380
                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                              INVESTMENT PORTFOLIO
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                  MARKET
SHARES                                                                                            VALUE
------------------------------------------------------------------------------------------   ---------------

SERVICES--8.1%
----------------------------
       59,908 First Data Corporation .....................................................    $  2,036,872
       52,100 Galileo International, Inc. ................................................       2,057,950
       14,300 H&R Block, Inc. ............................................................         672,994
       30,300 SABRE Group Holdings, Inc.* ................................................         999,900
       81,800 Service Corporation International ..........................................       3,098,175
                                                                                              ------------
                                                                                                 8,865,891
                                                                                              ------------
TELECOMMUNICATIONS--2.4%
------------------------
       20,000 Airtouch Communications, Inc.* .............................................         898,750
       40,300 Telephone & Data Systems, Inc. .............................................       1,755,569
                                                                                              ------------
                                                                                                 2,654,319
                                                                                              ------------
UTILITIES-DIVERSIFIED--2.3%
----------------------------
       57,000 AES Corporation* ...........................................................       2,508,000
                                                                                              ------------
Total Common Stock (cost $56,089,808)                                                          105,531,254
                                                                                              ------------
REPURCHASE AGREEMENT--3.2% (A)
------------------------------

Repurchase Agreement with State Street Bank and Trust Company, dated February
27, 1998 @ 5.55% to berepurchased at $3,536,635 on March 2, 1998, collateralized by $3,395,000 United States Treasury Notes, 6.5%
due May 15, 2005, (market value $3,612,472 including interest) (cost $3,535,000)..........       3,535,000
                                                                                              ------------
TOTAL INVESTMENT PORTFOLIO (cost $59,624,808) (b), 99.7%(a)...............................     109,066,254
OTHER ASSETS AND LIABILITIES, net, 0.3% (a) ..............................................         340,487
                                                                                              ------------
NET ASSETS, 100.0% .......................................................................    $109,406,741
                                                                                              ============

------------
 * Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $49,441,446 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $49,450,900 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,454.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
------
Investments, at market value (identified cost $56,089,808) (Note 1).......                 $105,531,254
Repurchase agreement (identified cost $3,535,000) (Note 1)................                    3,535,000
Cash .....................................................................                        3,410
Receivables:
 Fund shares sold ........................................................                      374,157
 Dividends and interest ..................................................                       91,093
Deferred state qualification expenses (Note 1) ...........................                       25,995
Prepaid insurance ........................................................                          257
                                                                                           ------------
     Total assets ........................................................                  109,561,166

LIABILITIES
-----------
Payables (Note 4):
 Fund shares redeemed ....................................................    $ 1,536
 Accrued management fee ..................................................     60,637
 Accrued distribution fee ................................................     35,112
 Other accrued expenses ..................................................     57,140
     Total liabilities ...................................................                      154,425
                                                                                           ------------
Net assets, at market value ..............................................                 $109,406,741
                                                                                           ============
NET ASSETS
----------
Net assets consist of:
 Paid-in capital .........................................................                 $ 57,645,934
 Accumulated net investment loss .........................................                     (174,335)
 Accumulated net realized gain ...........................................                    2,493,696
 Net unrealized appreciation on investments ..............................                   49,441,446
                                                                                           ------------
Net assets, at market value ..............................................                 $109,406,741
                                                                                           ============


CLASS A SHARES
--------------
Net asset value and redemption price per share ($104,057,376 divided by
4,815,003 shares o  beneficial interest outstanding, no par value)
(Notes 1 and 2) ................................................................                $ 21.61
                                                                                                =======
Maximum offering price per share (100/95.25 of $21.61)........................                  $ 22.69
                                                                                                =======
CLASS B SHARES
--------------
Net asset value, offering price and redemption price per share ($788,302 divided by  37,156 shares of beneficial interest outstanding, no par value)
 (Notes 1 and 2) ..............................................................                 $ 21.22
                                                                                                =======
CLASS C SHARES
--------------
Net asset value, offering price and redemption price per share ($4,561,063 divided by 214,963  shares of beneficial interest outstanding, no par value)
 (Notes 1 and 2) ................ .............................................                 $ 21.22
                                                                                                =======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------
Income:
 Dividends ..............................................................                   $   446,214
 Interest ...............................................................                        47,810
                                                                                            -----------
     Total income .......................................................                       494,024
Expenses (Notes 1 and 4):
 Management fee .........................................................    $350,678
 Distribution fee (Class A Shares) ......................................     189,591
 Distribution fee (Class B Shares) ......................................         580
 Distribution fee (Class C Shares) ......................................      16,276
 Professional fees ......................................................      29,153
 Custodian/Fund accounting fees .........................................      27,956
 Shareholder servicing fees .............................................      20,368
 State qualification expenses ...........................................      17,427
 Reports to shareholders ................................................       6,138
 Trustees' fees and expenses ............................................       3,362
 Federal registration fees ..............................................       3,145
 Insurance expense ......................................................       3,103
 Other ..................................................................         582
                                                                             --------
  Total expenses ........................................................                       668,359
                                                                                            -----------
Net investment loss .....................................................                      (174,335)
                                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
Net realized gain from investment transactions ..........................                     4,019,710
Net increase in unrealized appreciation of investments during the period                     20,428,821
                                                                                            -----------
  Net gain on investments ...............................................                    24,448,531
                                                                                            -----------
Net increase in net assets resuling from operations .....................                   $24,274,196
                                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE SIX MONTH
                                                                                     PERIOD ENDED           FOR THE
                                                                                  FEBRUARY 28, 1998       YEAR ENDED
                                                                                     (UNAUDITED)        AUGUST 31, 1997
                                                                                 ===================   ================
Increase (decrease) in net assets:
Operations:
 Net investment loss .........................................................      $   (174,335)        $   (263,704)
 Net realized gain from investment transactions ..............................         4,019,710            9,949,832
 Net increase in unrealized appreciation of investments during the period ....        20,428,821           12,814,463
                                                                                    ------------         ------------
 Net increase in net assets resulting from operations ........................        24,274,196           22,500,591
Distributions to shareholders from:
 Net realized gains, Class A Shares, ($2.13 and $1.77 per share, respectively)        (9,263,285)          (7,685,740)
 Net realized gains, Class C Shares, ($2.13 and $1.77 per share, respectively)          (331,791)            (163,771)
Increase (decrease) in net assets from Fund share transactions (Note 2) ......        10,662,078           (1,697,370)
                                                                                    ------------         ------------
Increase in net assets .......................................................        25,341,198           12,953,710
Net assets, beginning of period ..............................................        84,065,543           71,111,833
                                                                                    ------------         ------------
Net assets, end of period (including accumulated net investment loss of
 $174,335 for the period ended February 28, 1998).............................      $109,406,741         $ 84,065,543
                                                                                    ============         ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial staements.



                                                             CLASS A SHARES
                             ------------------------------------------------------------------------------
                                 FOR THE
                                SIX MONTH
                                 PERIOD                                  FOR THE
                                  ENDED                                YEARS ENDED
                              FEBRUARY 28,                              AUGUST 31,
                                  1998       ---------------------------------------------------------------
                               (UNAUDITED)       1997        1996           1995        1994        1993
                              ------------   ---------    ----------      ---------    --------    ---------
Net asset value,
 beginning of period.......    $ 18.60       $ 15.58        $ 15.53        $  15.30    $  15.62    $  13.64
                               --------      ---------      --------       --------    --------    --------
Income from
 Investment
 Operations:
 Net investment
  income (loss)(a) ........       (  .03)       (  .06)         .00   (e)       .08         .02         .03
Net realized and
 unrealized gain on
 investments ..............       5.17          4.85           1.81            1.37        1.05        3.29
                               ---------     ---------      --------       --------    --------    --------
 Total from
  Investment
  Operations ..............       5.14          4.79           1.81            1.45        1.07        3.32
                               ---------     ---------      --------       --------    --------    --------
Less Distributions:
 Dividends from net
  investment income........           --            --         (  .04)       (  .06)     (  .03)     (  .07)
 Distributions from
  net realized gains.......       ( 2.13)       ( 1.77)        ( 1.72)       ( 1.16)     ( 1.36)     ( 1.27)
                               ---------     ---------      ---------      --------    --------    --------
 Total Distributions ......       ( 2.13)       ( 1.77)        ( 1.76)       ( 1.22)     ( 1.39)     ( 1.34)
                               ---------     ---------      ---------      --------    --------    --------
Net asset value, end of
 period ...................    $ 21.61       $ 18.60       $  15.58        $  15.53    $  15.30    $  15.62
                               =========     =========     ==========      ========    ========    ========
Total Return(%)(d) ........      29.03   (c)   33.61          12.79           10.85        7.07       25.72
Rations (%)/
 Supplemental Data:
 Operating expenses,
  net, to average
  daily net assets ........       1.41   (b)    1.48           1.54            1.62        1.55        1.56
 Net investment
  income (loss) to
  average daily net
  assets(a) ...............       (  .35)(b)    (  .30)        (  .02)          .49         .15         .24
 Portfolio turnover
  rate ....................           15(c)         42             54            66          65          55
 Average commission
  rate on portfolio
  transactions (per
  share) ..................   $   0.0600     $  0.0600     $   0.0600            --          --          --
 Net assets, end of
  period ($ millions)......          104            81             70            73          74          75



                                CLASS B SHARES                            CLASS C SHARES
                            --------------------- --------------------------------------------------------------
                                                       FOR THE
                                   FOR THE            SIX MONTH
                                    PERIOD             PERIOD                         FOR THE
                                    ENDED               ENDED                       YEARS ENDED
                                 FEBRUARY 28,       FEBRUARY 28,                    AUGUST 31,
                             1998/double dagger/        1998       ---------------------------------------------
                                 (UNAUDITED)         (UNAUDITED)       1997          1996         1995/dagger/
                             -------------------  --------------   ---------      --------       -------------
Net asset value,
 beginning of period.......     $  19.36             $ 18.34       $ 15.46        $ 15.50          $   14.18
                                --------             --------      ---------      --------         ---------
Income from
 Investment
 Operations:
 Net investment
  income (loss)(a) ........         (  .01)             (  .07)       (  .13)        (  .03)(e)       (  .01)
Net realized and
 unrealized gain on
 investments ..............         1.87                5.08          4.78           1.75               1.33
                                ----------           ---------     ---------      ---------        ---------
 Total from
  Investment
  Operations ..............         1.86                5.01          4.65           1.72               1.32
                                ----------           ---------     ---------      ---------        ---------
Less Distributions:
 Dividends from net
  investment income........             --                  --            --         (  .04)              --
 Distributions from
  net realized gains.......             --              ( 2.13)       ( 1.77)        ( 1.72)              --
                                ----------           ---------     ---------      ---------        ---------
 Total Distributions ......             --              ( 2.13)       ( 1.77)        ( 1.76)              --
                                ----------           ---------     ---------      ---------        ---------
Net asset value, end of
 period ...................     $  21.22             $ 21.22       $ 18.34        $ 15.46          $   15.50
                                ==========           =========     =========      =========        =========
Total Return(%)(d) ........         9.61   (c)         28.72   (c)   32.91          12.16               9.31 (c)
Rations (%)/
 Supplemental Data:
 Operating expenses,
  net, to average
  daily net assets ........         2.04   (b)          1.99   (b)    2.04           2.05               2.17 (b)
 Net investment
  income (loss) to
  average daily net
  assets(a) ...............         (  .78) (b)         (  .93)(b)    (  .88)        (  .57)          (  .33)(b)
 Portfolio turnover
  rate ....................             15 (c)              15 (c)        42             54               66
 Average commission
  rate on portfolio
  transactions (per
  share) ..................     $   0.0600          $   0.0600     $  0.0600      $  0.0600               --
 Net assets, end of
  period ($ millions)......              1                   5             3              1              .4


----------------
 /dagger/ For the period April 3, 1995 (commencement of Class C Shares) to August 31, 1995.
 /double dagger/ For the period January 2, 1998 (commencement of Class B
   Shares) to February 28, 1998.
(a) Excludes management fees waived by the Manager in the amount of less than $0.04, $0.04, $0.04 and $0.04 per Class A Shares for the four years ended August 31, 1996, respectively. The operating expense ratios including such items would have been 1.79%, 1.87%, 1.81% and 1.81% for Class A Shares for the four years ended August 31, 1996, respectively. Excludes management fees waived by the Manager in the amount of less than $0.04 and $0.04 per Class C Share for the two years ended August 31, 1996, respectively. The operating expense ratio including such items would have been 2.30% and 2.42% (annualized) for Class C Shares, respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.
(e) Amounts calculated prior to reclassification of $23,981. The effect of such reclassification would have no effect on net investment income for Class A Shares and would have resulted in an increase in net investment income of $0.10 for Class C shares.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Capital Appreciation Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund invests principally in those equity securities that the Fund's portfolio manager believes are undervalued and therefore offer above-average potential for long-term appreciation. The Fund currently issues Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     SECURITY VALUATION: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at amortized cost which, approximates market.

     REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

     FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

     DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

     STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

     EXPENSES: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees are charged directly to that class.

     CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

     OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------
Note 2: FUND SHARES. At February 28, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.


     Transactions in Class A and C Shares of the Fund during the six month period ended February 28, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to February 28, 1998, were as follows:


                                                        A SHARES                  B SHARES               C SHARES
                                              ----------------------------- -------------------- -------------------------
                                                  SHARES         AMOUNT      SHARES     AMOUNT      SHARES       AMOUNT
                                             -------------- --------------- -------- ----------- ----------- -------------
     FOR THE PERIOD ENDED FEBRUARY 28, 1998
     (UNAUDITED)
      Shares sold ...........................     228,963    $  4,655,064    37,156   $736,930      66,293    $1,326,379
      Shares issued on reinvestment of
       distributions ........................     470,344       9,072,935        --         --      17,500       331,791
      Shares redeemed .......................    (268,184)     (5,317,862)       --         --      (6,976)     (143,159)
                                                 --------    ------------    ------   --------      ------    ----------
      Net increase ..........................     431,123    $  8,410,137    37,156   $736,930      76,817    $1,515,011
                                                             ============             ========                ==========
      Shares outstanding:
       Beginning of period ..................   4,383,880                        --                138,146
                                                ---------                    ------                -------
       End of period ........................   4,815,003                    37,156                214,963
                                                =========                    ======                =======

     Transactions in Class A and C Shares of the Fund during the year ended August 31, 1997, were as follows:


                                                         A SHARES                                         C SHARES
                                              ------------------------------                     --------------------------
                                                  SHARES         AMOUNT                             SHARES        AMOUNT
                                              ============= ================                     ------------ -------------
    FOR THE YEAR ENDED AUGUST 31, 1997
     Shares sold ............................     163,088    $   2,689,715                           78,463    $1,290,856
     Shares issued on reinvestment of
       distributions ........................     504,915        7,508,083                           11,126       163,771
     Shares redeemed ........................    (757,552)     (12,591,379)                         (43,249)     (758,416)
                                                 --------    -------------                          -------    ----------
     Net increase ...........................     (89,549)   $  (2,393,581)                          46,340    $  696,211
                                                             =============                                     ==========
     Shares outstanding:
      Beginning of year .....................   4,473,429                                            91,806
                                                ---------                                           -------
      End of year ...........................   4,383,880                                           138,146
                                                =========                                           =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended February 28, 1998, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) aggregated $13,683,175 and $14,513,927, respectively.

Note 4: ANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.45% of the Class A Share average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceed 2.20% of that classes' average daily net assets for the fiscal year ending August 31, 1998. No fees were waived and no expenses were reimbursed for the six month period ended February 28, 1998.

        The Manager entered into an agreement with Liberty Investment Management, a division of Goldman Sachs Asset Management (the "Subadviser") to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable, by the Manager, equal to an annualized rate of .25% of average daily net assets, computed daily and paid monthly. For the six month period ended February 28, 1998 the subadviser earned $116,893, which was paid by the Manager.

        From December 1985 (commencement of operations) through February 26, 1995, Eagle Asset Management, Inc., a wholly owned subsidiary of Raymond James Financial, Inc., was the sole subadviser to the Fund. Although Eagle remains a subadviser to the Fund, there are no assets currently allocated to Eagle.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1998 was $7,200. In addition, the Manager performs Fund Accounting services and charged $18,707 during the period of which $5,800 was payable as of February 28, 1998.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $73,002 in front-end sales charges for Class A Shares and $86 in contingent deferred sales charges for Class C Shares for the six month period ended February 28, 1998. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to .50% of the average daily net assets for Class A

--------------------------------------------------------------------------------
                      HERITAGE CAPITAL APPRECIATION TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------
     Shares. The Class B and C Shares Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net assets for Class B and Class C Shares, respectively. Such fees are accrued daily and payable monthly. Class B

     Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

     Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritiage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. For the year ended August 31, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited accumulated net investment loss and charged accumulated undistributed net realized gains $263,704.